Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated statement of comprehensive income
(Loss)/profit for the year	£ (92,216)	£ (23,233)	£ 18,881
Items that may be reclassified to profit or loss
Movements on hedges	22,698	2,877	(6,720)
Income tax (expense)/credit relating to movements on hedges	(569)	102	(1,266)
Other comprehensive income/(loss) for the year, net of income tax	22,129	2,979	(7,986)
Total comprehensive (loss)/income for the year	£ (70,087)	£ (20,254)	£ 10,895